CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - CNY (¥) ¥ in Thousands	Total	DiDis Smart Auto Business [Member]	Volkswagen Group [Member]	Ordinary Shares [Member]	Ordinary Shares [Member] DiDis Smart Auto Business [Member]	Ordinary Shares [Member] Volkswagen Group [Member]	Ordinary Shares [Member] Global Offering [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] DiDis Smart Auto Business [Member]	Additional Paid-in Capital [Member] Volkswagen Group [Member]	Statutory and Other Reserves [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Accumulated Deficit [Member]
Beginning balance at Dec. 31, 2021	¥ 42,146,578			¥ 113				¥ (1)	¥ 59,980,534			¥ 6,047	¥ (1,648,549)	¥ (16,191,566)
Beginning balance (Shares) at Dec. 31, 2021				1,712,757,328
Beginning balance (Treasury Shares) at Dec. 31, 2021								(11,871,690)
Share-based compensation, value	710,486								710,486
Issuance of treasury shares, shares				10,614,576				(10,614,576)
Issuance of treasury shares, value				¥ 1				¥ (1)
Transfer from treasury shares to outstanding ordinary shares for vested RSUs,shares								17,567,096
Transfer from treasury shares Value to outstanding ordinary shares for vested RSUs , value								¥ 1	(1)
Issuance of ordinary shares for the vested restricted share Units, shares				2,030,152
Issuance of ordinary shares relating to the acquisition, Value	0
Foreign currency translation adjustment, net of tax	3,192,573												3,192,573
Net Income (Loss)	(9,138,972)													(9,138,972)
Appropriations to reserves												378		(378)
Ending balance at Dec. 31, 2022	36,910,665			¥ 114				¥ (1)	60,691,019			6,425	1,544,024	(25,330,916)
Ending balance (Shares) at Dec. 31, 2022				1,725,402,056
Ending balance (Treasury Shares) at Dec. 31, 2022								(4,919,170)
Share-based compensation, value	550,535								550,535
Issuance of ordinary shares, value			¥ 5,427,397			¥ 7					¥ 5,427,390
Issuance of ordinary shares, shares						94,079,255
Issuance of treasury shares, shares				8,571,852				(8,571,852)
Transfer from treasury shares to outstanding ordinary shares for vested RSUs,shares								10,679,408
Issuance of ordinary shares for the vested restricted share Units, shares				599,886
Issuance of ordinary shares relating to the acquisition, Value	3,087,849	¥ 3,268,545			¥ 4					¥ 3,268,541
Issuance of ordinary shares relating to the acquisition, Shares					58,164,217
Contingent consideration classified as equity relating to the acquisition of DiDi's smart auto business		¥ 260,546								¥ 260,546
Foreign currency translation adjustment, net of tax	286,614												286,614
Net Income (Loss)	(10,375,775)													(10,375,775)
Appropriations to reserves												53,610		(53,610)
Ending balance at Dec. 31, 2023	36,328,527			¥ 125				¥ (1)	70,198,031			60,035	1,830,638	(35,760,301)
Ending balance (Shares) at Dec. 31, 2023				1,886,817,266
Ending balance (Treasury Shares) at Dec. 31, 2023								(2,811,614)
Share-based compensation, value	473,655								473,655
Issuance of ordinary shares, shares							4,636,447
Issuance of treasury shares, shares				7,953,404				(7,953,404)
Issuance of treasury shares, value				¥ 1				¥ (1)
Transfer from treasury shares to outstanding ordinary shares for vested RSUs,shares								8,460,156
Transfer from treasury shares Value to outstanding ordinary shares for vested RSUs , value								¥ 1	(1)
Issuance of ordinary shares for the vested restricted share Units, shares				1,010,502
Issuance of ordinary shares relating to the acquisition, Value	0
Foreign currency translation adjustment, net of tax	262,870												262,870
Net Income (Loss)	(5,790,264)													(5,790,264)
Appropriations to reserves												34,984		(34,984)
Ending balance at Dec. 31, 2024	¥ 31,274,788			¥ 126				¥ (1)	¥ 70,671,685			¥ 95,019	¥ 2,093,508	¥ (41,585,549)
Ending balance (Shares) at Dec. 31, 2024				1,900,417,619
Ending balance (Treasury Shares) at Dec. 31, 2024								(2,304,862)